Pioneer Floating
Rate Fund, Inc.
Schedule of Investments  |  August 31, 2023

Ticker Symbol: PHD

Schedule of Investments  |  8/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 147.6%
	Senior Secured Floating Rate Loan Interests — 124.0% of Net Assets(a)*
	Advanced Materials — 1.7%
894,859	Gemini HDPE LLC, 2027 Advance, 8.631% (Term SOFR + 300 bps), 12/31/27	$ 895,418
1,372,982	Groupe Solmax, Inc., Initial Term Loan, 10.254% (Term SOFR + 475 bps), 5/29/28	1,277,732
	Total Advanced Materials	$2,173,150

	Advertising Sales — 1.6%
2,048,922	Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.131% (Term SOFR + 350 bps), 8/21/26	$ 2,011,017
	Total Advertising Sales	$2,011,017

	Advertising Services — 1.1%
491,250	Dotdash Meredith, Inc., Term B Loan, 9.418% (Term SOFR + 400 bps), 12/1/28	$ 474,670
982,500	Summer BC Bidco B LLC, USD Additional Facility B2, 10.002% (Term SOFR + 450 bps), 12/4/26	950,569
	Total Advertising Services	$1,425,239

	Aerospace & Defense — 2.2%
843,125	ADS Tactical, Inc., Initial Term Loan, 11.196% (Term SOFR + 575 bps), 3/19/26	$ 826,262
498,744	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan, 9.619% (Term SOFR + 425 bps), 1/15/27	498,557
1,518,748	WP CPP Holdings LLC, First Lien Initial Term Loan, 9.27% (Term SOFR + 375 bps), 4/30/25	1,433,952
	Total Aerospace & Defense	$2,758,771

	Airlines — 1.5%
475,000	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.338% (Term SOFR + 475 bps), 4/20/28	$ 493,970
1,000,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 10.764% (Term SOFR + 525 bps), 6/21/27	1,043,750
289,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 9.076% (Term SOFR + 375 bps), 10/20/27	300,816
	Total Airlines	$1,838,536

1Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Apparel Manufacturers — 0.6%
723,187	Hanesbrands Inc., Initial Tranche B Term Loan, 9.081% (Term SOFR + 375 bps), 3/8/30	$ 724,317
	Total Apparel Manufacturers	$724,317

	Applications Software — 2.0%
830,825	Central Parent Inc., First Lien Initial Term Loan, 9.492% (Term SOFR + 425 bps), 7/6/29	$ 832,491
546,118	EP Purchaser LLC, First Lien Closing Date Term Loan, 9.003% (Term SOFR + 350 bps), 11/6/28	531,782
872,276(b)	Loyalty Ventures, Inc., Term B Loan, 9.943% (LIBOR + 650 bps), 11/3/27	109,034
998,731(c)	RealPage, Inc., First Lien Initial Term Loan, 8.446% (Term SOFR + 300 bps), 4/24/28	989,090
	Total Applications Software	$2,462,397

	Athletic Equipment — 0.2%
220,000	Recess Holdings, Inc., Term Loan, 9.383% (Term SOFR + 400 bps), 3/17/27	$ 220,275
	Total Athletic Equipment	$220,275

	Auction House & Art Dealer — 0.4%
490,000	Sotheby's, 2021 Second Refinancing Term Loan, 10.07% (Term SOFR + 450 bps), 1/15/27	$ 478,363
	Total Auction House & Art Dealer	$478,363

	Auto Parts & Equipment — 2.9%
412,750	Adient US LLC, Term B-1 Loan, 8.696% (Term SOFR + 325 bps), 4/10/28	$ 413,819
1,843,588	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	1,822,272
1,557,007	IXS Holdings, Inc., Initial Term Loan, 9.851% (Term SOFR + 425 bps), 3/5/27	1,369,193
	Total Auto Parts & Equipment	$3,605,284

	Auto-Truck Trailers — 1.0%
343,306	American Trailer World Corp., First Lien Initial Term Loan, 9.181% (Term SOFR + 375 bps), 3/3/28	$ 325,068
987,500	Novae LLC, Tranche B Term Loan, 10.338% (Term SOFR + 500 bps), 12/22/28	923,313
	Total Auto-Truck Trailers	$1,248,381

Pioneer Floating Rate Fund, Inc. |  | 8/31/232

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Beverages — 0.5%
165,000	Naked Juice LLC, First Lien Initial Term Loan, 8.592% (Term SOFR + 325 bps), 1/24/29	$ 156,796
497,500	Pegasus BidCo BV, Initial Dollar Term Loan, 9.615% (Term SOFR + 425 bps), 7/12/29	498,744
	Total Beverages	$655,540

	Broadcast Service & Programing — 0.6%
740,625	Univision Communications, Inc., First Lien Initial Term Loan, 8.696% (Term SOFR + 325 bps), 1/31/29	$ 733,774
	Total Broadcast Service & Programing	$733,774

	Building & Construction — 1.1%
500,000	DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 12.196% (Term SOFR + 675 bps), 3/30/29	$ 443,281
978,945	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.631% (Term SOFR + 400 bps), 10/29/27	975,885
	Total Building & Construction	$1,419,166

	Building & Construction Products — 1.9%
1,447,643	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.66% (Term SOFR + 325 bps), 4/12/28	$ 1,416,654
563,057	CP Atlas Buyer, Inc., Term B Loan, 9.181% (Term SOFR + 375 bps), 11/23/27	542,490
447,716	Jeld-Wen, Inc., Replacement Term Loan, 7.696% (Term SOFR + 225 bps), 7/28/28	447,611
	Total Building & Construction Products	$2,406,755

	Building Production — 1.6%
492,500	Chariot Buyer LLC., First Lien Initial Term Loan, 8.681% (Term SOFR + 325 bps), 11/3/28	$ 488,242
748,125	Koppers Inc., Initial Term Loan, 9.40% (Term SOFR + 400 bps), 4/10/30	744,384
837,250	Vector WP MidCo, Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 10.435% (Term SOFR + 500 bps), 10/12/28	831,494
	Total Building Production	$2,064,120

	Building-Air & Heating — 0.3%
333,945	Emerald Borrower LP, Initial Term B Loan, 8.331% (Term SOFR + 300 bps), 5/31/30	$ 334,519
	Total Building-Air & Heating	$334,519

3Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Building-Heavy Construction — 0.6%
742,443	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 8.696% (Term SOFR + 325 bps), 6/23/28	$ 738,035
	Total Building-Heavy Construction	$738,035

	Building-Maintenance & Service — 0.6%
736,875	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.788% (Term SOFR + 525 bps), 6/29/28	$ 735,493
	Total Building-Maintenance & Service	$735,493

	Cable & Satellite Television — 2.8%
1,926,972	Altice France S.A., USD TLB-[14] Loan, 10.808% (Term SOFR + 550 bps), 8/15/28	$ 1,693,326
505,500	DIRECTV Financing LLC, Closing Date Term Loan, 10.446% (Term SOFR + 500 bps), 8/2/27	500,740
1,034,373	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.696% (Term SOFR + 325 bps), 9/25/26	854,076
500,000	Virgin Media Bristol LLC, Facility Q, 8.675% (Term SOFR + 325 bps), 1/31/29	495,562
	Total Cable & Satellite Television	$3,543,704

	Casino Hotels — 0.4%
493,750	Century Casinos, Inc., Term B Facility Loan, 11.418% (Term SOFR + 600 bps), 4/2/29	$ 480,583
	Total Casino Hotels	$480,583

	Casino Services — 0.6%
535,799	Everi Holdings, Inc., Term B Loan, 7.946% (Term SOFR + 250 bps), 8/3/28	$ 536,335
566,160(b)	Lucky Bucks LLC, Initial Term Loan, 10.944% (LIBOR + 750 bps), 7/30/27	180,463
19,978	Lucky Bucks LLC, New Money OpCo DIP Loan, 15.313% (Term SOFR + 1000 bps), 10/6/23	19,978
	Total Casino Services	$736,776

	Cellular Telecom — 1.7%
541,688	CCI Buyer, Inc., First Lien Initial Term Loan, 9.242% (Term SOFR + 400 bps), 12/17/27	$ 536,948
845,250	Gogo Intermediate Holdings LLC, Initial Term Loan, 9.196% (Term SOFR + 375 bps), 4/30/28	846,835
736,875	Xplore Inc., First Lien Refinancing Term Loan, 9.446% (Term SOFR + 400 bps), 10/2/28	594,106
350,000	Xplore, Inc., Second Lien Initial Term Loan, 12.445% (Term SOFR + 700 bps), 10/1/29	175,875
	Total Cellular Telecom	$2,153,764

Pioneer Floating Rate Fund, Inc. |  | 8/31/234

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Diversified — 2.1%
1,000,000	ARC Falcon I, Inc., Second Lien Initial Term Loan, 12.431% (Term SOFR + 700 bps), 9/30/29	$ 905,000
440,550	Hexion Holdings Corp., First Lien Initial Term Loan, 10.033% (Term SOFR + 450 bps), 3/15/29	422,267
300,000	Ineos US Finance LLC, 2030 Dollar Term Loan, 8.931% (Term SOFR + 350 bps), 2/18/30	298,612
162,500	LSF11 A5 Holdco LLC, Fourth Amendment Incremental Term Loan, 9.681% (Term SOFR + 425 bps), 10/15/28	162,236
497,481	LSF11 A5 HoldCo LLC, Term Loan, 8.946% (Term SOFR + 350 bps), 10/15/28	494,061
374,063	Momentive Performance Materials Inc., Initial Term Loan, 9.831% (Term SOFR + 450 bps), 3/29/28	371,725
	Total Chemicals-Diversified	$2,653,901

	Chemicals-Specialty — 3.0%
351,895	Avient Corp., Term B-7 Loan, 7.872% (Term SOFR + 250 bps), 8/29/29	$ 353,215
249,375	H.B. Fuller Company, Term Loan B, 7.581% (Term SOFR + 225 bps), 2/15/30	250,199
300,000	Ineos Quattro Holdings UK Limited, 2030 Tranche B Dollar Term Loan, 9.181% (Term SOFR + 375 bps), 3/14/30	297,750
980,000	Mativ Holdings, Inc., Term B Loan, 9.196% (Term SOFR + 375 bps), 4/20/28	965,913
400,000	Nouryon Finance B.V., 2023 Term Loan, 9.347% (Term SOFR + 400 bps), 4/3/28	399,750
450,000	Nouryon Finance B.V., Extended Dollar Term Loan, 9.318% (Term SOFR + 400 bps), 4/3/28	449,100
11,039	Nouryon Finance B.V., Initial Dollar Term Loan, 8.068% (Term SOFR + 300 bps), 10/1/25	11,048
400,000	Olympus Water US Holding Corp., 2023 Incremental Term Loan, 10.268% (Term SOFR + 500 bps), 11/9/28	398,600
650,038	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.253% (Term SOFR + 375 bps), 11/9/28	641,181
	Total Chemicals-Specialty	$3,766,756

	Commercial Services — 2.8%
500,000(c)	AEA International Holdings (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 9/7/28	$ 500,625
536,444	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 8.946% (Term SOFR + 350 bps), 6/2/28	502,134
477,500	Corporation Service Company, Initial Tranche B USD Term Loan, 8.681% (Term SOFR + 325 bps), 11/2/29	478,455
5Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
227,806	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.196% (Term SOFR + 375 bps), 12/15/28	$ 224,555
1,876,927	Verscend Holding Corp., Term B-1 Loan, 9.446% (Term SOFR + 400 bps), 8/27/25	1,878,834
	Total Commercial Services	$3,584,603

	Computer Data Security — 1.1%
1,129,875	Magenta Buyer LLC, First Lien Initial Term Loan, 10.631% (Term SOFR + 500 bps), 7/27/28	$ 850,231
611,381	Precisely Software Incorporated, First Lien Third Amendment Term Loan, 9.863% (Term SOFR + 400 bps), 4/24/28	588,550
	Total Computer Data Security	$1,438,781

	Computer Services — 2.6%
1,112,300	Ahead DB Holdings LLC, First Lien Term B Loan, 9.092% (Term SOFR + 375 bps), 10/18/27	$ 1,090,923
713,698	MAG DS Corp., Initial Term Loan, 10.842% (Term SOFR + 550 bps), 4/1/27	656,602
959,612	Peraton Corp., First Lien Term B Loan, 9.181% (Term SOFR + 375 bps), 2/1/28	951,987
589,500	Sitel Group, Initial Dollar Term Loan, 9.081% (Term SOFR + 375 bps), 8/28/28	583,974
	Total Computer Services	$3,283,486

	Computer Software — 2.2%
1,234,375	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.253% (Term SOFR + 375 bps), 10/16/28	$ 1,177,285
991,078	Help/Systems Holdings, Inc., Term Loan, 9.469% (Term SOFR + 400 bps), 11/19/26	953,499
491,206	Idera, Inc., First Lien Term B-1 Loan, 9.272% (Term SOFR + 375 bps), 3/2/28	486,908
430,983	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 8.177% (Term SOFR + 275 bps), 2/15/28	196,636
	Total Computer Software	$2,814,328

	Computers-Integrated Systems — 0.5%
549,697	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.934% (Term SOFR + 425 bps), 5/25/28	$ 506,580
111,803	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.934% (Term SOFR + 425 bps), 5/25/28	103,033
	Total Computers-Integrated Systems	$609,613

Pioneer Floating Rate Fund, Inc. |  | 8/31/236

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consulting Services — 0.8%
1,029,366	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 9.946% (Term SOFR + 450 bps), 3/17/28	$ 1,019,072
	Total Consulting Services	$1,019,072

	Containers-Metal & Glass — 0.7%
972,562	Plaze, Inc., 2021-1 Term Loan, 11.00% (Term SOFR + 375 bps), 8/3/26	$ 932,444
	Total Containers-Metal & Glass	$932,444

	Containers-Paper & Plastic — 2.7%
488,722	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 9.196% (Term SOFR + 375 bps), 12/1/27	$ 486,329
211,211(c)	Pactiv Evergreen, Inc., Tranche B-2 U.S. Term Loan, 2/5/26	211,396
775,257	Pregis TopCo LLC, First Lien Initial Term Loan, 9.081% (Term SOFR + 375 bps), 7/31/26	775,741
1,281,435	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 9.258% (Term SOFR + 375 bps), 11/3/25	1,281,436
688,167	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 9.538% (Term SOFR + 400 bps), 9/15/28	686,112
	Total Containers-Paper & Plastic	$3,441,014

	Cruise Lines — 0.9%
1,165,000	Carnival Corp., Initial Advance, 8.317% (Term SOFR + 300 bps), 8/8/27	$ 1,163,544
	Total Cruise Lines	$1,163,544

	Diagnostic Equipment — 0.3%
496,203	Curia Global, Inc., First Lien 2021 Term Loan, 9.181% (Term SOFR + 375 bps), 8/30/26	$ 424,076
	Total Diagnostic Equipment	$424,076

	Dialysis Centers — 0.8%
2,022,885	US Renal Care, Inc., Initial Term Loan, 10.443% (Term SOFR + 550 bps), 6/26/26	$ 1,021,557
	Total Dialysis Centers	$1,021,557

	Disposable Medical Products — 0.4%
500,000	Medline Borrower, LP, Initial Dollar Term Loan, 8.696% (Term SOFR + 325 bps), 10/23/28	$ 500,219
	Total Disposable Medical Products	$500,219

	Distribution & Wholesale — 2.4%
500,000	AIP RD Buyer Corp., 2023 First Lien Incremental Term Loan, 10.331% (Term SOFR + 500 bps), 12/22/28	$ 498,125
7Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Distribution & Wholesale — (continued)
592,500	AIP RD Buyer Corp., First Lien Term B Loan, 9.581% (Term SOFR + 425 bps), 12/22/28	$ 583,119
862,053	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.181% (Term SOFR + 375 bps), 3/20/25	812,162
686,000	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 8.946% (Term SOFR + 350 bps), 6/2/28	677,663
406,250	Windsor Holdings III LLC, Dollar Term B Loan, 9.818% (Term SOFR + 450 bps), 8/1/30	405,361
	Total Distribution & Wholesale	$2,976,430

	E-Commerce — 0.8%
488,750	CNT Holdings I Corp., First Lien Initial Term Loan, 8.80% (Term SOFR + 350 bps), 11/8/27	$ 488,597
496,250	TA TT Buyer LLC, First Lien Initial Term Loan, 10.242% (Term SOFR + 500 bps), 4/2/29	495,320
	Total E-Commerce	$983,917

	Electric-Generation — 2.1%
923,925	Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 9.695% (Term SOFR + 425 bps), 4/14/29	$ 923,709
691,655	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.196% (Term SOFR + 375 bps), 10/2/25	666,366
220,000	Generation Bridge Northeast, LLC, Term Loan B, 9.564% (Term SOFR + 425 bps), 8/22/29	220,275
843,245	Hamilton Projects Acquiror LLC, Term Loan, 9.946% (Term SOFR + 450 bps), 6/17/27	837,237
	Total Electric-Generation	$2,647,587

	Electric-Integrated — 2.3%
1,087,433	Constellation Renewables LLC, Loan, 8.184% (Term SOFR + 250 bps), 12/15/27	$ 1,082,845
1,411,350	PG&E Corp., Term Loan, 8.446% (Term SOFR + 300 bps), 6/23/25	1,412,232
263,095	Talen Energy Supply, LLC, Initial Term B Loan, 9.876% (Term SOFR + 450 bps), 5/17/30	264,345
111,905	Talen Energy Supply, LLC, Initial Term C Loan, 9.876% (Term SOFR + 450 bps), 5/17/30	112,437
	Total Electric-Integrated	$2,871,859

	Electronic Composition — 2.3%
1,686,870	Energy Acquisition LP, First Lien Initial Term Loan, 9.772% (Term SOFR + 425 bps), 6/26/25	$ 1,623,612
Pioneer Floating Rate Fund, Inc. |  | 8/31/238

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electronic Composition — (continued)
1,021,906	Natel Engineering Co., Inc., Initial Term Loan, 11.679% (Term SOFR + 625 bps), 4/30/26	$ 807,306
479,452	Pike Corp., 2028 Initial Term Loan, 8.446% (Term SOFR + 300 bps), 1/21/28	479,970
	Total Electronic Composition	$2,910,888

	Engines — 1.6%
1,068,317	Arcline FM Holdings LLC, Second Lien Initial Term Loan, 13.753% (Term SOFR + 825 bps), 6/25/29	$ 1,020,243
1,021,000(c)	LSF12 Badger Bidco, LLC, Term Loan B, 7/25/30	1,001,856
	Total Engines	$2,022,099

	Enterprise Software & Services — 1.5%
249,375	Applied Systems, Inc., 2026 First Lien Term Loan, 9.742% (Term SOFR + 450 bps), 9/18/26	$ 250,492
500,000	First Advantage Holdings LLC, First Lien Term B-1 Loan, 8.196% (Term SOFR + 275 bps), 1/31/27	499,375
286,000	Open Text Corp., 2023 Replacement Term Loan, 8.181% (Term SOFR + 275 bps), 1/31/30	286,447
297,727	Polaris Newco LLC, First Lien Dollar Term Loan, 9.538% (Term SOFR + 400 bps), 6/2/28	288,754
400,000	Quartz Acquireco, LLC, Term Loan, 8.82% (Term SOFR + 350 bps), 6/28/30	400,500
211,846	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 9.446% (Term SOFR + 400 bps), 5/12/28	206,567
	Total Enterprise Software & Services	$1,932,135

	Finance-Credit Card — 0.4%
498,688	Blackhawk Network Holdings, Inc., First Lien Term Loan, 8.172% (Term SOFR + 275 bps), 6/15/25	$ 498,203
	Total Finance-Credit Card	$498,203

	Finance-Investment Banker — 0.5%
695,175	Hudson River Trading LLC, Term Loan, 8.631% (Term SOFR + 300 bps), 3/20/28	$ 688,223
	Total Finance-Investment Banker	$688,223

	Finance-Leasing Company — 0.3%
416,238	Castlelake Aviation One Designated Activity Company, 2023 Incremental Term Loan, 8.004% (Term SOFR + 275 bps), 10/22/27	$ 416,164
	Total Finance-Leasing Company	$416,164

9Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Food-Dairy Products — 1.4%
1,701,875	Chobani LLC., 2020 New Term Loan, 8.946% (Term SOFR + 350 bps), 10/25/27	$ 1,704,268
	Total Food-Dairy Products	$1,704,268

	Footwear & Related Apparel — 0.3%
427,500	Crocs, Inc., 2023 Refinancing Term Loan, 8.431% (Term SOFR + 300 bps), 2/20/29	$ 429,726
	Total Footwear & Related Apparel	$429,726

	Gambling (Non-Hotel) — 0.7%
397,000	Flutter Entertainment plc, Third Amendment 2028-B Term Loan, 8.753% (Term SOFR + 325 bps), 7/22/28	$ 398,148
496,241	Light and Wonder International, Inc., Initial Term B Loan, 8.412% (Term SOFR + 300 bps), 4/14/29	496,628
	Total Gambling (Non-Hotel)	$894,776

	Golf — 0.6%
698,250	Topgolf Callaway Brands Corp , Intial Term Loan, 8.931% (Term SOFR + 350 bps), 3/15/30	$ 698,749
	Total Golf	$698,749

	Hotels & Motels — 0.9%
697,747	Playa Resorts Holding B.V., 2022 Term Loan, 9.564% (Term SOFR + 425 bps), 1/5/29	$ 698,263
497,500	Travel + Leisure Co., 2022 Incremental Term Loan, 9.354% (Term SOFR + 400 bps), 12/14/29	499,210
	Total Hotels & Motels	$1,197,473

	Human Resources — 0.7%
977,500	Ingenovis Health, Inc. (fka CCRR Parent, Inc.), First Lien Initial Term Loan, 9.196% (Term SOFR + 375 bps), 3/6/28	$ 944,509
	Total Human Resources	$944,509

	Independent Power Producer — 1.1%
1,442,266	EFS Cogen Holdings I LLC, Term B Advance, 9.01% (Term SOFR + 350 bps), 10/1/27	$ 1,425,267
	Total Independent Power Producer	$1,425,267

	Internet Content — 0.4%
550,000	MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.581% (Term SOFR + 425 bps), 5/3/28	$ 529,461
	Total Internet Content	$529,461

Pioneer Floating Rate Fund, Inc. |  | 8/31/2310

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Investment Companies — 0.4%
475,000	LSF11 Trinity Bidco, Inc., Initial Term Loan, 9.813% (Term SOFR + 450 bps), 6/14/30	$ 476,188
	Total Investment Companies	$476,188

	Investment Management & Advisory Services — 1.7%
248,116	Allspring Buyer LLC, Initial Term Loan, 8.753% (Term SOFR + 325 bps), 11/1/28	$ 248,232
589,492	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.946% (Term SOFR + 350 bps), 4/7/28	583,708
493,730	LHS Borrower LLC, Initial Term Loan, 10.181% (Term SOFR + 475 bps), 2/16/29	437,774
992,179	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.931% (Term SOFR + 350 bps), 5/30/25	919,627
	Total Investment Management & Advisory Services	$2,189,341

	Lottery Services — 0.6%
794,000	Scientific Games Holdings LP, First Lien Initial Dollar Term Loan, 8.768% (Term SOFR + 350 bps), 4/4/29	$ 791,023
	Total Lottery Services	$791,023

	Machinery — 1.6%
775,893	East West Manufacturing LLC, Initial Term Loan, 11.119% (Term SOFR + 575 bps), 12/22/28	$ 655,629
1,397,683	Engineered Components & Systems LLC, First Lien Initial Term Loan, 11.428% (Term SOFR + 600 bps), 8/2/28	1,387,201
	Total Machinery	$2,042,830

	Machinery-Pumps — 0.7%
892,345	Circor International, Inc., Initial Term Loan, 10.931% (Term SOFR + 550 bps), 12/20/28	$ 895,618
	Total Machinery-Pumps	$895,618

	Medical Diagnostic Imaging — 0.6%
831,709	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.681% (Term SOFR + 525 bps), 12/15/27	$ 810,917
	Total Medical Diagnostic Imaging	$810,917

	Medical Information Systems — 2.3%
794,314	athenahealth Group, Inc., Initial Term Loan, 8.82% (Term SOFR + 350 bps), 2/15/29	$ 783,640
488,775	Azalea TopCo, Inc., First Lien 2021 Term Loan, 9.196% (Term SOFR + 375 bps), 7/24/26	477,574
11Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Medical Information Systems — (continued)
942,317	Gainwell Acquisition Corp., First Lien Term B Loan, 9.342% (Term SOFR + 400 bps), 10/1/27	$ 928,182
980,000	One Call Corp., First Lien Term B Loan, 11.113% (Term SOFR + 550 bps), 4/22/27	769,300
	Total Medical Information Systems	$2,958,696

	Medical Labs & Testing Services — 2.4%
373,125	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 10.562% (Term SOFR + 525 bps), 2/11/28	$ 368,577
766,124(b)	Envision Healthcare Corp., 2018 Third Out Term Loan, 8.992% (Term SOFR + 375 bps), 3/31/27	10,055
488,665	eResearchTechnology, Inc., First Lien Initial Term Loan, 9.946% (Term SOFR + 450 bps), 2/4/27	478,281
1,447,875	FC Compassus LLC, Term B-1 Loan, 9.881% (Term SOFR + 425 bps), 12/31/26	1,382,721
497,456	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 8.946% (Term SOFR + 350 bps), 3/5/26	495,128
490,000	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 8.631% (Term SOFR + 300 bps), 6/27/25	242,550
	Total Medical Labs & Testing Services	$2,977,312

	Medical Products — 1.1%
1,232,735	NMN Holdings III Corp., First Lien Closing Date Term Loan, 9.196% (Term SOFR + 375 bps), 11/13/25	$ 1,144,903
212,993	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 9.196% (Term SOFR + 375 bps), 11/13/25	197,817
	Total Medical Products	$1,342,720

	Medical-Biomedical & Generation — 0.8%
981,020	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.446% (Term SOFR + 600 bps), 11/19/27	$ 980,714
	Total Medical-Biomedical & Generation	$980,714

	Medical-Drugs — 1.8%
1,477,992(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	$ 1,090,943
441,613	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 8.946% (Term SOFR + 350 bps), 5/5/28	442,073
705,882	Padagis LLC, Term B Loan, 10.28% (Term SOFR + 475 bps), 7/6/28	688,235
	Total Medical-Drugs	$2,221,251

Pioneer Floating Rate Fund, Inc. |  | 8/31/2312

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Hospitals — 1.9%
985,000	Knight Health Holdings LLC, Term B Loan, 10.696% (Term SOFR + 525 bps), 12/23/28	$ 325,050
468,891	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 9.377% (Term SOFR + 375 bps), 11/16/25	465,287
1,411,795	Quorum Health Corp., Exit Term Loan, 13.631% (Term SOFR + 825 bps), 4/29/25	991,785
586,966	Surgery Center Holdings, Inc., 2021 New Term Loan, 9.178% (Term SOFR + 375 bps), 8/31/26	588,764
	Total Medical-Hospitals	$2,370,886

	Medical-Outpatient & Home Medicine — 0.6%
373,125	EyeCare Partners, LLC, Incremental First Lien Term Loan, 9.842% (Term SOFR + 450 bps), 11/15/28	$ 295,080
494,141	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.772% (Term SOFR + 325 bps), 11/1/28	475,508
	Total Medical-Outpatient & Home Medicine	$770,588

	Medical-Wholesale Drug Distribution — 0.3%
448,875	CVET Midco 2 LP, First Lien Initial Term Loan, 10.242% (Term SOFR + 500 bps), 10/13/29	$ 439,336
	Total Medical-Wholesale Drug Distribution	$439,336

	Metal Processors & Fabrication — 1.9%
991,250	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 973,903
735,000	Tiger Acquisition LLC, First Lien Initial Term Loan, 8.681% (Term SOFR + 325 bps), 6/1/28	726,180
747,248	WireCo WorldGroup, Inc., Initial Term Loan, 9.678% (Term SOFR + 425 bps), 11/13/28	747,715
	Total Metal Processors & Fabrication	$2,447,798

	Metal-Aluminum — 0.7%
944,000	Arsenal AIC Parent LLC, Term B Loan, 9.879% (Term SOFR + 450 bps), 8/18/30	$ 945,770
	Total Metal-Aluminum	$945,770

	Multimedia — 0.3%
346,875	The E.W. Scripps Company, Tranche B-3 Term Loan, 8.446% (Term SOFR + 300 bps), 1/7/28	$ 344,129
	Total Multimedia	$344,129

13Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Office Automation & Equipment — 0.7%
879,750	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.446% (Term SOFR + 400 bps), 3/17/28	$ 835,762
	Total Office Automation & Equipment	$835,762

	Oil-Field Services — 0.2%
42,952	ProFrac Holdings II LLC, Term Loan, 12.78% (Term SOFR + 725 bps), 3/4/25	$ 43,114
241,185	ProFrac Holdings II, LLC, Delayed Draw Term A Loan, 12.753% (Term SOFR + 725 bps), 3/4/25	242,089
	Total Oil-Field Services	$285,203

	Pastoral & Agricultural — 0.5%
640,250	Alltech, Inc., Term B Loan, 9.446% (Term SOFR + 400 bps), 10/13/28	$ 630,646
	Total Pastoral & Agricultural	$630,646

	Pharmacy Services — 0.3%
344,750	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 8.196% (Term SOFR + 275 bps), 10/27/28	$ 345,870
	Total Pharmacy Services	$345,870

	Physical Practice Management — 2.2%
3,431,818	Team Health Holdings, Inc., Extended Term Loan, 10.581% (Term SOFR + 525 bps), 3/2/27	$ 2,767,974
	Total Physical Practice Management	$2,767,974

	Physical Therapy & Rehabilitation Centers — 2.4%
921,667	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 10.429% (Term SOFR + 475 bps), 11/24/28	$ 924,355
2,179,330	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.753% (Term SOFR + 425 bps), 11/20/26	2,056,743
	Total Physical Therapy & Rehabilitation Centers	$2,981,098

	Pipelines — 3.5%
598,500	Brazos Delaware II, LLC, Initial Term Loan, 9.062% (Term SOFR + 375 bps), 2/11/30	$ 592,764
477,076	GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan, 9.681% (Term SOFR + 425 bps), 7/18/25	477,938
397,000	M6 Etx Holdings II Midco, LLC, Initial Term Loan, 9.915% (Term SOFR + 450 bps), 9/19/29	396,681
3,002,478	Traverse Midstream Partners LLC, Advance, 9.216% (Term SOFR + 375 bps), 2/16/28	3,002,478
	Total Pipelines	$4,469,861

Pioneer Floating Rate Fund, Inc. |  | 8/31/2314

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Professional Sports — 0.4%
500,000	Formula One Management, Ltd. First Lien Facility B Loan, 8.331% (Term SOFR + 300 bps), 1/15/30	$ 501,384
	Total Professional Sports	$501,384

	Property & Casualty Insurance — 2.7%
488,750	Asurion LLC, New B-9 Term Loan, 8.788% (Term SOFR + 325 bps), 7/31/27	$ 470,727
1,250,000	Asurion LLC, Second Lien New B-4 Term Loan, 10.696% (Term SOFR + 525 bps), 1/20/29	1,102,901
223,312	Asurion, LLC, New B-10 Term Loan, 9.431% (Term SOFR + 400 bps), 8/19/28	215,264
246,791	Asurion, LLC, New B-11 Term Loan, 9.681% (Term SOFR + 425 bps), 8/19/28	238,616
1,362,033	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, 9.081% (Term SOFR + 375 bps), 2/24/28	1,364,169
	Total Property & Casualty Insurance	$3,391,677

	Protection-Safety — 1.6%
1,473,750	APX Group, Inc., Initial Term Loan, 10.75% (Term SOFR + 325 bps), 7/10/28	$ 1,475,285
494,937	Prime Security Services Borrower LLC, First Lien 2021 Refinancing Term B-1 Loan, 8.182% (Term SOFR + 275 bps), 9/23/26	495,612
	Total Protection-Safety	$1,970,897

	Publishing — 2.0%
841,343	Cengage Learning, Inc., First Lien Term B Loan, 10.323% (Term SOFR + 475 bps), 7/14/26	$ 840,818
794,000	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 10.681% (Term SOFR + 525 bps), 4/9/29	738,089
986,241	McGraw-Hill Education, Inc., Initial Term Loan, 10.196% (Term SOFR + 475 bps), 7/28/28	968,750
	Total Publishing	$2,547,657

	Publishing-Periodicals — 0.3%
370,312	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.931% (Term SOFR + 350 bps), 1/28/29	$ 369,850
	Total Publishing-Periodicals	$369,850

	Recreational Centers — 0.4%
500,000	Fitness International LLC, Term B Loan, 8.769% (Term SOFR + 325 bps), 4/18/25	$ 495,235
	Total Recreational Centers	$495,235

15Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Recycling — 0.6%
833,739	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.946% (Term SOFR + 450 bps), 5/5/28	$ 781,630
	Total Recycling	$781,630

	Retail — 5.7%
536,322	Great Outdoors Group LLC, Term B-2 Loan, 9.196% (Term SOFR + 375 bps), 3/6/28	$ 535,689
497,443	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 8.196% (Term SOFR + 275 bps), 10/19/27	494,955
1,010,083	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.931% (Term SOFR + 450 bps), 11/9/27	982,937
1,029,000	Michaels Cos, Inc., Term B Loan, 9.753% (Term SOFR + 425 bps), 4/15/28	957,154
469,191	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.753% (Term SOFR + 325 bps), 3/3/28	467,334
1,029,000	PetSmart LLC, Initial Term Loan, 9.181% (Term SOFR + 375 bps), 2/11/28	1,028,250
733,209	RVR Dealership Holdings LLC, Term Loan, 9.246% (Term SOFR + 375 bps), 2/8/28	672,720
914,424	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 10.134% (LIBOR + 450 bps), 9/12/24	901,850
456,250	Torrid LLC, Closing Date Term Loan, 11.004% (Term SOFR + 550 bps), 6/14/28	386,102
742,462	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 9.081% (Term SOFR + 375 bps), 10/19/27	742,378
	Total Retail	$7,169,369

	Rubber & Plastic Products — 1.3%
1,124,287	Gates Global LLC, Initial B-3 Dollar Term Loan, 7.931% (Term SOFR + 250 bps), 3/31/27	$ 1,124,136
496,250	Gates Global LLC, Initial B-4 Dollar Term Loan, 8.831% (Term SOFR + 350 bps), 11/16/29	497,434
	Total Rubber & Plastic Products	$1,621,570

	Schools — 0.3%
426,927	Bach Finance Limited (aka Nord Anglia/Fugue Finance), First Lien Seventh Amendment Dollar Term Loan, 9.922% (Term SOFR + 450 bps), 1/31/28	$ 427,928
	Total Schools	$427,928

Pioneer Floating Rate Fund, Inc. |  | 8/31/2316

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Security Services — 1.8%
348,228	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.181% (Term SOFR + 375 bps), 5/12/28	$ 338,394
1,964,719	Garda World Security Corp., Term B-2 Loan, 9.668% (Term SOFR + 425 bps), 10/30/26	1,965,702
	Total Security Services	$2,304,096

	Semiconductor Equipment — 0.9%
1,122,325	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 9.196% (Term SOFR + 375 bps), 8/27/25	$ 1,125,306
	Total Semiconductor Equipment	$1,125,306

	Steel Producers — 0.5%
170,842	Flame NewCo, LLC, First Lien New Money Exit Term Loan, 11.431% (Term SOFR + 600 bps), 6/30/28	$ 161,766
476,362	Phoenix Services International LLC, Roll-Up Loan (DIP), 17.318% (Term SOFR + 1200 bps), 7/29/23	456,116
1,156,379(b)	Phoenix Services International LLC, Term B Loan, 9.414% (LIBOR + 0 bps), 3/1/25	—
	Total Steel Producers	$617,882

	Telecom Services — 1.2%
645,125	Patagonia Holdco LLC, Amendment No.1 Term Loan, 11.117% (Term SOFR + 575 bps), 8/1/29	$ 558,033
1,019,348	Windstream Services, LLC, Initial Term Loan, 11.681% (Term SOFR + 625 bps), 9/21/27	974,114
	Total Telecom Services	$1,532,147

	Telephone-Integrated — 0.8%
1,000,000	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.196% (Term SOFR + 175 bps), 3/1/27	$ 950,000
	Total Telephone-Integrated	$950,000

	Textile-Home Furnishings — 0.6%
987,500	Runner Buyer, Inc., Initial Term Loan, 11.037% (Term SOFR + 550 bps), 10/20/28	$ 757,289
	Total Textile-Home Furnishings	$757,289

	Theaters — 1.2%
520,893	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 8.427% (Term SOFR + 300 bps), 4/22/26	$ 411,904
17Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Theaters — (continued)
598,500	Cinemark USA, Inc., Term Loan, 9.081% (Term SOFR + 375 bps), 5/24/30	$ 599,248
448,875	Cirque du Soleil Canada Inc., Initial Term Loan, 9.492% (Term SOFR + 425 bps), 3/8/30	443,264
	Total Theaters	$1,454,416

	Transport-Air Freight — 0.3%
349,125	Rand Parent LLC, First Lien Term B Loan, 9.492% (Term SOFR + 425 bps), 3/17/30	$ 339,815
	Total Transport-Air Freight	$339,815

	Transportation - Trucks — 0.4%
491,250	Carriage Purchaser, Inc., Term B Loan, 9.696% (Term SOFR + 425 bps), 9/30/28	$ 482,806
	Total Transportation - Trucks	$482,806

	Transportation Services — 2.0%
1,179,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 10.162% (Term SOFR + 475 bps), 4/6/28	$ 1,166,718
372,137	First Student Bidco Inc., 2022 Incremental Term B Loan, 9.342% (Term SOFR + 400 bps), 7/21/28	367,153
25,974	First Student Bidco Inc., 2022 Incremental Term C Loan, 9.342% (Term SOFR + 400 bps), 7/21/28	25,626
539,462	First Student Bidco, Inc., Initial Term B Loan, 8.529% (Term SOFR + 300 bps), 7/21/28	526,706
202,206	First Student Bidco, Inc., Initial Term C Loan, 8.501% (Term SOFR + 300 bps), 7/21/28	197,425
343,875	LaserShip, Inc., First Lien Initial Term Loan, 10.131% (Term SOFR + 450 bps), 5/7/28	299,171
	Total Transportation Services	$2,582,799

	Veterinary Diagnostics — 0.4%
498,721	Southern Veterinary Partners LLC, First Lien Initial Term Loan, 9.446% (Term SOFR + 400 bps), 10/5/27	$ 498,513
	Total Veterinary Diagnostics	$498,513

	Total Senior Secured Floating Rate Loan Interests (Cost $165,233,528)	$156,616,884

Pioneer Floating Rate Fund, Inc. |  | 8/31/2318

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Shares		Value
	Common Stock — 0.4% of Net Assets
	Passenger Airlines — 0.4%
40,684+	Grupo Aeromexico SAB de CV	$ 536,870
	Total Passenger Airlines	$536,870

	Total Common Stock (Cost $665,000)	$536,870

Principal Amount USD ($)
	Asset Backed Securities — 2.9% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 12.588% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	$ 897,025
1,000,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 10.288% (3 Month Term SOFR + 496 bps), 11/28/30 (144A)	932,359
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	936,822
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 12.631% (3 Month Term SOFR + 726 bps), 2/14/31 (144A)	920,284
	Total Asset Backed Securities (Cost $3,967,104)	$3,686,490

	Collateralized Mortgage Obligations—2.5% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.288% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 368,845
750,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 10.788% (SOFR30A + 550 bps), 1/25/34 (144A)	701,352
230,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.088% (SOFR30A + 780 bps), 11/25/41 (144A)	236,201
490,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.538% (SOFR30A + 625 bps), 9/25/41 (144A)	475,608
250,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 12.388% (SOFR30A + 710 bps), 1/25/42 (144A)	252,498
19Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
320,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.788% (SOFR30A + 850 bps), 2/25/42 (144A)	$ 332,384
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.902% (SOFR30A + 1,061 bps), 2/25/47 (144A)	816,173
	Total Collateralized Mortgage Obligations (Cost $3,202,134)	$3,183,061

	Commercial Mortgage-Backed Securities—1.0% of Net Assets
535,570(a)	BX Trust, Series 2022-PSB, Class F, 12.643% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 536,288
47,388(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.466% (SOFR30A + 636 bps), 1/25/27 (144A)	45,481
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	690,158
	Total Commercial Mortgage-Backed Securities (Cost $1,374,249)	$1,271,927

	Corporate Bonds — 12.2% of Net Assets
	Advertising — 0.2%
255,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 190,049
	Total Advertising	$190,049

	Aerospace & Defense — 0.4%
500,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 491,692
	Total Aerospace & Defense	$491,692

	Airlines — 2.2%
1,690,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	$ 1,562,976
1,500,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,229,974
	Total Airlines	$2,792,950

	Auto Parts & Equipment — 0.2%
250,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 252,573
	Total Auto Parts & Equipment	$252,573

Pioneer Floating Rate Fund, Inc. |  | 8/31/2320

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — 1.0%
1,000,000(d)(e)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	$ 898,027
391,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	385,298
	Total Banks	$1,283,325

	Chemicals — 0.4%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 219,780
300,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	280,823
	Total Chemicals	$500,603

	Commercial Services — 0.7%
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 507,249
500,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	407,375
	Total Commercial Services	$914,624

	Distribution/Wholesale — 0.1%
110,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 111,348
	Total Distribution/Wholesale	$111,348

	Diversified Financial Services — 0.1%
200,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	$ 170,774
	Total Diversified Financial Services	$170,774

	Electric — 0.2%
300,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 264,510
	Total Electric	$264,510

	Iron & Steel — 0.4%
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 288,750
265,000	TMS International Corp., 6.25%, 4/15/29 (144A)	221,273
	Total Iron & Steel	$510,023

	Leisure Time — 0.4%
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$ 467,500
	Total Leisure Time	$467,500

	Lodging — 0.7%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 895,000
	Total Lodging	$895,000

	Media — 1.0%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	$ 249,214
21Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Principal Amount USD ($)		Value
	Media — (continued)
510,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	$ 454,068
1,000,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	532,797
	Total Media	$1,236,079

	Mining — 1.1%
500,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 438,290
925,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	941,301
	Total Mining	$1,379,591

	Oil & Gas — 1.5%
300,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	$ 309,000
1,500,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,518,923
	Total Oil & Gas	$1,827,923

	Pipelines — 0.2%
300,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	$ 259,507
	Total Pipelines	$259,507

	REITs — 0.4%
500,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	$ 498,817
	Total REITs	$498,817

	Retail — 0.3%
500,000	LBM Acquisition LLC, 6.25%, 1/15/29 (144A)	$ 436,291
	Total Retail	$436,291

	Telecommunications — 0.7%
500,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 220,678
275,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	279,343
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	405,356
	Total Telecommunications	$905,377

	Total Corporate Bonds (Cost $16,943,426)	$15,388,556

Pioneer Floating Rate Fund, Inc. |  | 8/31/2322

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Shares		Value
	Preferred Stock — 0.1% of Net Assets
	Capital Markets — 0.1%
2,870	B Riley Financial, Inc., 6.75%, 5/31/24	$ 71,090
	Total Capital Markets	$71,090

	Total Preferred Stock (Cost $70,513)	$71,090

Principal Amount USD ($)
	Insurance-Linked Securities — 1.1% of Net Assets#
	Event Linked Bonds — 0.9%
	Multiperil – U.S. — 0.5%
250,000(a)	Matterhorn Re, 10.50%, (SOFR + 525 bps), 3/24/25 (144A)	$ 241,975
250,000(a)	Residential Re, 10.608%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	241,850
250,000(a)	Sanders Re III, 8.928%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	237,350
		$721,175

	Windstorm – North Carolina — 0.2%
250,000(a)	Cape Lookout Re, 10.428%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 240,800
	Windstorm – U.S. Regional — 0.2%
250,000(a)	Commonwealth Re, 8.928%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 250,775
	Total Event Linked Bonds	$1,212,750

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
27,000(f)+	Limestone Re 2019-2, 10/1/23 (144A)	$ —
	Windstorm – Florida — 0.0%††
250,000(f)+	Formby Re 2018, 2/29/24	$ —
	Total Collateralized Reinsurance	$0

23Pioneer Floating Rate Fund, Inc. |  | 8/31/23

Face Amount USD ($)		Value

	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.0%††
250,000(g)+	Harambee Re 2018, 12/31/24	$ —
250,000(g)+	Harambee Re 2019, 12/31/24	475
		$475

	Multiperil – Worldwide — 0.2%
12,278(g)+	Alturas Re 2022-2, 12/31/27	$ 2,797
907,913(f)+	Berwick Re 2019-1, 12/31/24	144,812
199,590(g)+	Lorenz Re 2019, 6/30/24	6,626
300,000(f)+	Merion Re 2018-2, 12/31/24	14,995
10,000(f)+	Sector Re V, 12/1/24 (144A)	17,487
253,645(f)+	Woburn Re 2018, 12/31/24	5,031
244,914(f)+	Woburn Re 2019, 12/31/24	42,390
		$234,138

	Total Reinsurance Sidecars	$234,613

	Total Insurance-Linked Securities (Cost $1,514,216)	$1,447,363

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 2.4% of Net Assets
3,000,000(h)	U.S. Treasury Bills, 9/26/23	$ 2,988,984
	Total U.S. Government and Agency Obligations (Cost $2,988,995)	$2,988,984

Pioneer Floating Rate Fund, Inc. |  | 8/31/2324

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
1,211,118(i)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 1,211,118
		$1,211,118

	TOTAL SHORT TERM INVESTMENTS (Cost $1,211,118)	$1,211,118

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 147.6% (Cost $197,170,283)	$186,402,343
	OTHER ASSETS AND LIABILITIES — (47.6)%	$(60,074,671)
	net assets — 100.0%	$126,327,672

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2023, the value of these securities amounted to $23,613,030, or 18.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2023.
(b)	Security is in default.
(c)	This term loan will settle after August 31, 2023, at which time the interest rate will be determined.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2023.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2023.
25Pioneer Floating Rate Fund, Inc. |  | 8/31/23

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$1,547	$2,797
Berwick Re 2019-1	12/31/2018	108,488	144,812
Cape Lookout Re	3/16/2022	250,000	240,800
Commonwealth Re	6/15/2022	250,000	250,775
Formby Re 2018	7/9/2018	776	—
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	475
Limestone Re 2019-2	6/20/2018	230	—
Lorenz Re 2019	6/26/2019	37,483	6,626
Matterhorn Re	3/10/2022	250,000	241,975
Merion Re 2018-2	12/28/2017	—	14,995
Residential Re	10/28/2021	250,000	241,850
Sanders Re III	3/22/2022	250,000	237,350
Sector Re V	1/1/2020	265	17,487
Woburn Re 2018	3/20/2018	76,185	5,031
Woburn Re 2019	1/30/2019	33,931	42,390
Total Restricted Securities			$1,447,363
% of Net assets			1.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	400,907	MXN	6,980,000	HSBC Bank USA NA	9/29/23	$(6,377)
USD	66,392	MXN	1,156,000	JPMorgan Chase Bank NA	9/29/23	(1,060)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(7,437)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN	— Mexican Peso
USD	— United States Dollar
Pioneer Floating Rate Fund, Inc. |  | 8/31/2326

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$156,616,884	$—	$156,616,884
Common Stock	—	—	536,870	536,870
Asset Backed Securities	—	3,686,490	—	3,686,490
Collateralized Mortgage Obligations	—	3,183,061	—	3,183,061
Commercial Mortgage-Backed Securities	—	1,271,927	—	1,271,927
Corporate Bonds	—	15,388,556	—	15,388,556
Preferred Stock	71,090	—	—	71,090
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	—	—
Windstorm – Florida	—	—	—	—
Reinsurance Sidecars
Multiperil – U.S.	—	—	475	475
Multiperil – Worldwide	—	—	234,138	234,138
All Other Insurance-Linked Securities	—	1,212,750	—	1,212,750
U.S. Government and Agency Obligations	—	2,988,984	—	2,988,984
Open-End Fund	1,211,118	—	—	1,211,118
Total Investments in Securities	$1,282,208	$184,348,652	$771,483	$186,402,343
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(7,437)	$—	$(7,437)
Total Other Financial Instruments	$—	$(7,437)	$—	$(7,437)
During the period ended August 31, 2023, there were no significant transfers in or out of Level 3.
27Pioneer Floating Rate Fund, Inc. |  | 8/31/23